Equity Incentive Plan	12 Months Ended
Dec. 31, 2022
Equity Incentive Plan
Equity Incentive Plan

NOTE 5 – Equity Incentive Plan

In accordance with the Company’s 2014 Equity Incentive Plan (the “2014 Plan”), the number of shares that may be issued upon exercise of options under the Plan shall not exceed 890,000,000 ordinary shares. At December 31, 2022, 354,850,715 ordinary shares were available for future issuance under the Plan. The option plan is administered by the Company’s Board of Directors and grants are made pursuant thereto by the compensation committee. The per share exercise price for the shares to be issued pursuant to the exercise of an option shall be such price equal to the fair market value of the Company’s ordinary shares on the grant date and set forth in the individual option agreement. Options expire ten years after the grant date and typically vest over one to four years.

Shares that are expired, terminated or canceled are returned to the 2014 Plan and made available for future awards.

Options

The following is a summary of the Company’s option activity under the 2014 Plan for the years ended December 31, 2022, 2021 and 2020:

				Weighted
				average
		Weighted	Weighted	remaining
		average	average	contractual	Aggregate
	Number	exercise	grant date	term	intrinsic
	of shares	price	fair value	(in years)	value
Options outstanding as of January 1, 2020	94,349,035	$0.10	—	7.6	$—
Granted	208,000,000	$0.02	$0.01	—	—
Forfeited	(2,500,000)	$0.02	$0.02	—	—
Options outstanding at December 31, 2020	112,649,035	$0.09	—	7.1	$—
Granted	30,300,000	$0.02	$0.01	—	—
Options outstanding at December 31, 2021	142,949,035	$0.07	—	6.8	$—
Granted	409,396,700	$0.01	$0.01	—	—
Forfeited	(38,671,850)	$0.15	$0.10	—	—
Options outstanding at December 31, 2022	513,673,885	$0.02	—	8.7	$—
Exercisable options at December 31, 2022	128,451,772	$0.04	—	6.6	$—

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock.

No stock option awards were exercised during the years ended December 31, 2022, 2021 and 2020.

Option Valuation

Below are the assumptions used to determine the fair value of stock awards granted during the years ended December 31, 2022, 2021 and 2020:

	December 31,
	2022		2021		2020
Expected dividend yield	0%		0%		0%
Expected volatility	72.8-90.4%		70.7-83.2%		83.9-86.9%
Risk-free interest	1.46-4.34%		0.64-1.25%		0.38-0.49%
Expected life	5.5-6.25	years	5.5-6.25	years	5.5-6.25	years

The following is a summary of the Company’s share options granted separated into ranges of exercise price as of December 31, 2022:

					Remaining	Weighted
		Weighted			contractual	average
		average	Weighted		life for	exercise
Exercise		remaining	average		exercisable	price for
price	Options	contractual	exercise	Options	options	exercisable
(range) ($)	outstanding	life (years)	price ($)	exercisable	(years)	options ($)
<0.01	106,500,000	9.8	0.01	—	—	—
0.01	286,896,700	9.3	0.01	29,674,587	9.2	0.01
0.02-0.05	102,000,000	6.8	0.02	80,500,000	6.3	0.02
0.12-0.32	18,277,185	3.3	0.16	18,277,185	3.3	0.16
	513,673,885			128,451,772

Restricted Stock Units

The Company began awarding restricted stock units (“RSUs”) during the year ended December 31, 2022. RSUs are stock-based awards granted to recipients with specified vesting provisions. In the case of RSUs, ordinary shares are generally delivered on or following satisfaction of vesting conditions. The Company issues RSUs to management that vest solely based on the recipient’s continued service over time, primarily with a two-year vesting (“Time-Based RSUs”). For these RSUs, the Company recognizes the cost as compensation expense on a straight-line basis.

The Company estimates the fair value of its Time-Based RSUs on the date of grant based on the Company’s closing stock price at the time of grant.

The following table summarizes the Company’s restricted stock activity for the year ended December 31, 2022:

Weighted
average
grant date
	Shares/	fair value
	Units	per share
Unvested as of January 1, 2022	—	—
Granted	21,475,400	$0.01
Vested	—	—
Forfeited	—	—
Unvested as of December 31, 2022	21,475,400	$0.01

Stock-Based Compensation Expense

The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss:

	Years Ended December 31,
	2022	2021	2020
Research and development	$120,191	$55,028	$82,192
General and administrative	614,916	259,622	243,331
Total stock-based compensation expense	$735,107	$314,650	$325,523

As of December 31, 2022, total unrecognized compensation cost related to unvested share-based payment awards was $2,739,097, which is expected to be recognized over a weighted average period of 3.1 years.